Employees' Stock Option Plans (ESOP)	12 Months Ended
Mar. 31, 2026
Employee Stock Option Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Employees' Stock Option Plans (ESOP)

2.17 Employees' Stock Option Plans (ESOP)

Accounting policy

The Group recognizes compensation expense relating to share-based payments in net profit based on estimated fair- value of the awards on the grant date. The estimated fair value of awards is recognized as an expense in net profit in the consolidated statement of comprehensive income on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was in-substance, multiple awards with a corresponding increase to share premium.

Infosys Expanded Stock Ownership Program 2019 (the 2019 Plan):

On June 22, 2019 pursuant to the approval by the shareholders in the Annual General Meeting, the Board has been authorized to introduce, offer, issue and provide share-based incentives to eligible employees of the Company and its subsidiaries under the 2019 Plan. The maximum number of shares under the 2019 plan shall not exceed 50,000,000 equity shares. To implement the 2019 Plan, up to 45,000,000 equity shares may be issued by way of secondary acquisition of shares by the Infosys Expanded Stock Ownership Trust. The Restricted Stock Units (RSUs) granted under the 2019 plan shall vest based on the achievement of defined annual performance parameters as determined by the administrator (Nomination and Remuneration Committee). The performance parameters will be based on a combination of relative Total Shareholder Return (TSR) against selected industry peers and certain broader market domestic and global indices and operating performance metrics of the company as decided by administrator. Each of the above performance parameters will be distinct for the purposes of calculation of quantity of shares to vest based on performance. These instruments will generally vest between a minimum of 1 to maximum of 3 years from the grant date.

2015 Stock Incentive Compensation Plan (the 2015 Plan):

On March 31, 2016, pursuant to the approval by the shareholders through postal ballot, the Board was authorized to introduce, offer, issue and allot share-based incentives to eligible employees of the Company and its subsidiaries under the 2015 Plan. The maximum number of shares under the 2015 plan shall not exceed 24,038,883 equity shares (this includes 11,223,576 equity shares which are held by the trust towards the 2011 Plan as at March 31, 2016). These instruments will generally vest over a period of 4 years. The plan numbers mentioned above are further adjusted with the September 2018 bonus issue.

The equity settled and cash settled RSUs and stock options would vest generally over a period of 4 years and shall be exercisable within the period as approved by the Nomination and Remuneration Committee (NARC). The exercise price of the RSUs will be equal to the par value of the shares and the exercise price of the stock options (ESOPs) would be the market price as on the date of grant.

Controlled trust holds 8,650,911 and 9,655,927 shares as of March 31, 2026, and March 31, 2025, respectively, under the 2015 Plan out of which 200,000 equity shares each have been earmarked for welfare activities of the employees as of March 31, 2026, and March 31, 2025.

The following is the summary of grants made during fiscal 2026, 2025 and 2024 under the 2015 Plan and 2019 Plan:

	Fiscal 2026	Fiscal 2025	Fiscal 2024
2015 Plan
RSU - Equity settled
KMPs	377,609	380,842	494,650
Employees other than KMPs	2,254,341	1,874,690	4,644,720
	2,631,950	2,255,532	5,139,370

RSU - Incentive units (cash settled)
KMPs	—	—	—
Employees other than KMPs	119,800	94,050	176,990
	119,800	94,050	176,990

2015 Plan: Employee Stock Options (ESOPs)
Equity settled RSUs
KMPs	231,270	—	—
Employees other than KMPs	5,418,890	—	—
	5,650,160	—	—

Cash settled RSUs
KMPs	—	—	—
Employees other than KMPs	108,180	—	—
	108,180	—	—
Total Grants under 2015 Plan	8,510,090	2,349,582	5,316,360

2019 Plan
Equity settled Performance based RSU
KMPs	124,516	117,699	139,271
Employees other than KMPs	4,424,840	3,626,646	4,048,631
	4,549,356	3,744,345	4,187,902

Total grants under 2019 Plan	4,549,356	3,744,345	4,187,902

Refer to Note 2.20 for details on appointment and resignation of KMPs

Notes on grants to KMP

CEO & MD

Under the 2015 Plan:

The Board, on April 17, 2025, based on the recommendations of the Nomination and Remuneration Committee approved the following grants for fiscal 2026. In accordance with such approval the following grants were made effective May 2, 2025.

- 230,621 performance-based RSUs (Annual performance equity grant) of fair value of ₹34.75 crore. (approximately

$4.07 million). These RSUs will vest in line with the employment agreement based on achievement of certain performance targets

- 13,273 performance-based grant of RSUs (Annual performance equity ESG grant) of fair value of ₹2 crore (approximately $0.23 million). These RSUs will vest in line with the employment agreement based on achievement of certain environment, social and governance milestones as determined by the Board

- 33,183 performance-based grant of RSUs (Annual performance Equity TSR grant) of fair value of ₹5 crore (approximately $0.59 million). These RSUs will vest in line with the employment agreement based on Company’s performance on cumulative relative TSR over the years and as determined by the Board.

Further, in accordance with the employee agreement which has been approved by the shareholders, the CEO is eligible to receive an annual grant of RSUs of fair value ₹3 crore (approximately $0.33 million) which will vest overtime in three equal annual installments upon the completion of each year of service from the respective grant date. Accordingly, annual time-based grant of 18,132 RSUs was made effective February 1, 2026 for fiscal 2026.

Though the annual time based grants and annual performance equity TSR grant for the remaining employment term ending on March 31, 2027 have not been granted as of March 31, 2026, since the service commencement date precedes the grant date, the company has recorded employment stock compensation expense in accordance with IFRS 2, Share based payments. The grant date for this purpose in accordance with IFRS 2, Share based payments is July 1, 2022.

Under the 2019 Plan:

The Board, on April 17, 2025, based on the recommendations of the Nomination and Remuneration Committee, approved performance-based grant of RSUs amounting to ₹10 crore (approximately $1.17 million) for fiscal 2026 under the 2019 Plan. These RSUs will vest based on achievement of certain performance targets. Accordingly, 66,366 performance based RSU’s were granted effective May 2, 2025.

Other KMP

Under the 2015 Plan:

During the year ended March 31, 2026, based on recommendations of Nomination and Remuneration Committee, the Board approved time based grants of 231,270 ESOPs to Other KMP under the 2015 Plan. These ESOPs will vest over a period of 4 years and shall be exercisable within the period as approved by the Committee. The exercise price of the ESOPs would be the market price as on the date of grant.

Further, during the year ended March 31, 2026, based on recommendations of Nomination and Remuneration Committee, the Board approved 82,400 time based RSUs to Other KMPs under the 2015 Plan. Time based RSUs will vest over four years.

Under the 2019 Plan:

During the year ended March 31, 2026, based on  recommendations of Nomination and Remuneration Committee, the Board approved performance based grants of 58,150 RSUs to other KMPs under the 2019 plan. These RSUs will vest over three years based on achievement of certain performance targets.

Break-up of employee stock compensation expense:

(Dollars in millions)
	Year ended March 31,
	2026	2025	2024
Granted to:
KMP*	8	8	8
Employees other than KMP	100	87	71
Total (1)	108	95	79
(1) Cash settled stock compensation expense included in the above	2	2	2

* Includes reversal of employee stock compensation expense on account of resignation / retirement of key managerial personnel

The activity in the 2015 Plan and 2019 Plan for equity-settled share based payment transaction during fiscal 2026 is set out below:

	Year ended March 31, 2026
	Shares arising out of options	Weighted average exercise price($)
2015 Plan: RSUs
Outstanding at the beginning	7,259,464	0.06
Granted	2,631,950	0.10
Exercised	1,865,144	0.10
Forfeited and expired	646,821	0.10
Outstanding at the end	7,379,449	0.10
Exercisable at the end	1,043,401	0.10
2015 Plan: Stock Options
Outstanding at the beginning	17,554	5.83
Granted	5,650,160	17.84
Exercised	14,728	5.63
Forfeited and expired	291,820	17.91
Outstanding at the end	5,361,166	17.54
Exercisable at the end	28,096	15.27
2019 Plan: RSUs
Outstanding at the beginning	8,072,635	0.06
Granted	4,549,356	0.10
Exercised	1,453,412	0.10
Forfeited and expired	745,697	0.10
Outstanding at the end	10,422,882	0.10
Exercisable at the end	2,353,433	0.10

The activity in the 2015 Plan and 2019 Plan for equity-settled share based payment transaction during fiscal 2025 is set out below:

	Year ended March 31, 2025
	Shares arising out of options	Weighted average exercise price($)
2015 Plan: RSUs
Outstanding at the beginning	8,076,058	0.06
Granted	2,255,532	0.06
Exercised	2,080,865	0.06
Forfeited and expired	991,261	0.06
Outstanding at the end	7,259,464	0.06
Exercisable at the end	629,138	0.06
2015 Plan: Stock Options
Outstanding at the beginning	82,050	6.61
Granted	—	—
Exercised	61,672	6.77
Forfeited and expired	2,824	5.90
Outstanding at the end	17,554	5.83
Exercisable at the end	17,554	5.83
2019 Plan: RSUs
Outstanding at the beginning	8,023,855	0.06
Granted	3,744,345	0.06
Exercised	1,514,356	0.06
Forfeited and expired	2,181,209	0.06
Outstanding at the end	8,072,635	0.06
Exercisable at the end	770,321	0.06

The activity in the 2015 Plan and 2019 Plan for equity-settled share based payment transaction during fiscal 2024 is set out below:

	Year ended March 31, 2024
	Shares arising out of options	Weighted average exercise price($)
2015 Plan: RSUs
Outstanding at the beginning	5,408,018	0.06
Granted	5,139,370	0.06
Exercised	1,815,025	0.06
Forfeited and expired	656,305	0.06
Outstanding at the end	8,076,058	0.06
Exercisable at the end	831,050	0.06
2015 Plan: Stock Options
Outstanding at the beginning	134,030	6.44
Granted	—	—
Exercised	51,980	6.03
Forfeited and expired	—	—
Outstanding at the end	82,050	6.61
Exercisable at the end	82,050	6.61
2019 Plan: RSUs
Outstanding at the beginning	7,222,038	0.06
Granted	4,187,902	0.06
Exercised	1,695,705	0.06
Forfeited and expired	1,690,380	0.06
Outstanding at the end	8,023,855	0.06
Exercisable at the end	814,798	0.06

The weighted average share price of option exercised is set out as follows:

	2019 Plan			2015 Plan
	Year ended March 31,			Year ended March 31,
	2026	2025	2024	2026	2025	2024
Weighted average share price of options exercised	16.62	18.75	16.39	16.77	18.89	17.07

The following table summarizes information about equity settled RSUs and stock options outstanding as of March 31, 2026:

	2019 Plan - Options outstanding			2015 Plan - Options outstanding
Range of exercise prices per share ($)	No. of shares arising out of options	Weighted average remaining contractual life	Weighted average exercise price ($)	No. of shares arising out of options	Weighted average remaining contractual life	Weighted average exercise price ($)
American Depositary Share (ADS) and Indian Equity Shares (IES)
0 - 0.1 (RSUs)	10,422,882	1.19	0.10	7,379,449	1.37	0.10
5 - 19 (Stock Options)	—	—	—	5,361,166	7.17	17.54

The following table summarizes information about equity settled RSUs and stock options outstanding as of March 31, 2025:

	2019 Plan - Options outstanding			2015 Plan - Options outstanding
Range of exercise prices per share ($)	No. of shares arising out of options	Weighted average remaining contractual life	Weighted average exercise price ($)	No. of shares arising out of options	Weighted average remaining contractual life	Weighted average exercise price ($)
American Depositary Share (ADS) and Indian Equity Shares (IES)
0 - 0.06 (RSUs)	8,072,635	1.23	0.06	7,259,464	1.51	0.06
5 - 8 (Stock Options)	—	—	—	17,554	0.58	5.83

As of March 31, 2026, and March 31, 2025, 387,949 and 288,384 cash settled options were outstanding, respectively. The carrying value of liability towards cash settled share-based payments was $2 million and $2 million as of March 31, 2026, and March 31, 2025, respectively.

The fair value of the awards is estimated using the Black-Scholes Model for time and non-market performance based options and Monte Carlo simulation model is used for TSR based options.

The inputs to the model include the share price at date of grant, exercise price, expected volatility, expected dividends, expected term and the risk free rate of interest. Expected volatility during the expected term of the options is based on historical volatility of the observed market prices of the Company's publicly traded equity shares during a period equivalent to the expected term of the options. Expected volatility of the comparative companies have been modelled based on historical movements in the market prices of their publicly traded equity shares during a period equivalent to the expected term of the options. Correlation coefficient is calculated between each peer entity and the indices as a whole or between each entity in the peer group.

The fair value of each equity settled award is estimated on the date of grant using the following assumptions:

	For options granted in
	Fiscal 2026- Equity Shares-RSU	Fiscal 2026- ADS- RSU	Fiscal 2026- Equity Shares-ESOP	Fiscal 2026- ADS-ESOP
Weighted average share price (₹) / ($- ADS)	1,641	17.55	1,554	17.93
Exercise price (₹)/ ($- ADS)	5.00	0.10	1,554	17.93
Expected volatility (%)	23-26	25-29	25-28	26-30
Expected life of the option (years)	1-4	1-4	3-7	3-7
Expected dividends (%)	2-3	2-3	2-3	2-3
Risk-free interest rate (%)	6	4	6	4
Weighted average fair value as on grant date (₹) / ($- ADS)	1,331	14.16	390	4.09

	For options granted in
	Fiscal 2025- Equity Shares-RSU	Fiscal 2025- ADS- RSU
Weighted average share price (₹) / ($- ADS)	1,808	21.44
Exercise price (₹)/ ($- ADS)	5.00	0.07
Expected volatility (%)	21-26	23-28
Expected life of the option (years)	1-4	1-4
Expected dividends (%)	2-3	2-3
Risk-free interest rate (%)	7	4-5
Weighted average fair value as on grant date (₹) / ($- ADS)	1,555	18.20

	For options granted in
	Fiscal 2024- Equity Shares-RSU	Fiscal 2024- ADS- RSU
Weighted average share price (₹) / ($- ADS)	1,588	19.19
Exercise price (₹)/ ($- ADS)	5.00	0.07
Expected volatility (%)	23-31	25-33
Expected life of the option (years)	1-4	1-4
Expected dividends (%)	2-3	2-3
Risk-free interest rate (%)	7	4-5
Weighted average fair value as on grant date (₹) / ($- ADS)	1,317	16.27

The expected life of the RSU/ESOP is estimated based on the vesting term and contractual term of the RSU/ESOP, as well as expected exercise behavior of the employee who receives the RSU/ ESOP.